Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Liabilities Arising From Financing Activities

			Non-cash changes
	Balance as of January 1, 2017	Financing Cash Flow	Foreign Exchange Movement	Other Changes (Note)	Balance as of December 31, 2017
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$57,958.2	$10,394.3	$(4,585.7)	$—	$63,766.8
Bonds payable	191,193.6	(38,100.0)	(2,918.9)	26.4	150,201.1
Guarantee deposits	26,670.6	(2,872.3)	(1,609.0)	(6,108.7)	16,080.6

Total	$275,822.4	$(30,578.0)	$(9,113.6)	$(6,082.3)	$230,048.5

Note:	Other changes includes amortization of bonds payable and guarantee deposits refunded to customers by offsetting related accounts receivable.